united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

Semi-Annual Report

March 31, 2016

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

COUNTERPOINT TACTICAL INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

		Annualized	Annualized
	Six Months	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	2.87%	3.74%	3.87%
Counterpoint Tactical Income Fund - Class A with Load	(1.80)%	(0.97)%	0.32%
Counterpoint Tactical Income Fund - Class C	2.49%	3.00%	3.20%
Counterpoint Tactical Income Fund - Class I	2.97%	3.99%	4.08%
Barclays Capital U.S. Aggregate Bond Index (b)	2.44%	1.96%	3.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2016 are 2.40%, 3.13% and 2.29% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016

Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt	89.0%
Money Market Fund	5.2%
Exchange Traded Fund - Debt	4.3%
Other Assets Less Liabilities	1.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, as compared to its benchmark:

Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(10.40)%
Counterpoint Tactical Equity Fund - Class A with Load	(15.58)%
Counterpoint Tactical Equity Fund - Class C	(10.67)%
Counterpoint Tactical Equity Fund - Class I	(10.33)%
S&P Mid-Cap 400 Index Total Return (b)	(1.01)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2016 are 2.19%, 2.94% and 1.94% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Index Total Return is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016

Holdings by Industry Group/Asset Type	% of Net Assets
Money Market Fund	26.3%
Retail	5.8%
Telecommunications	3.4%
Semi-Conductors	3.0%
Computers	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Building Materials	2.5%
Internet	2.4%
Healthcare-Services	2.4%
Other Industries	12.0%
Other Assets Less Liabilities	33.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUND - 4.3%
	DEBT FUND - 4.3%
5,365,194	SPDR Barclays High Yield Bond ETF	$5,365,194
	(Cost - $5,376,970)

	MUTUAL FUND - 89.0%
	DEBT FUND - 89.0%
3,984,674	American Century High Yield Fund	21,357,854
2,954,545	BlackRock High Yield Portfolio	21,154,546
4,483,271	MainStay High Yield Corporate Bond Fund	23,940,669
366,611	Prudential High Yield Fund	1,880,715
3,111,271	Putnam High Yield Trust	21,592,221
2,491,173	Transamerica High Yield Bond	21,349,356
	TOTAL MUTUAL FUNDS (Cost - $108,866,845)	111,275,361

	SHORT-TERM INVESTMENT - 5.2%
	MONEY MARKET FUND - 5.2%
6,565,214	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.23% **	6,565,214
	(Cost $6,565,214)

	TOTAL INVESTMENTS - 98.5% (Cost - $120,809,029)(a)	$123,205,769
	OTHER ASSETS LESS LIABILITIES - 1.5%	1,877,176
	NET ASSETS - 100.0%	$125,082,945

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $120,809,029 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,580,829
Unrealized depreciation:	(184,089)
Net unrealized appreciation	$2,396,740

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
45	U.S. 5YR Note Future June 2016	$5,452,380	$57,883
56	Future On CDX HY S26 Swap	5,760,160	52,984
		$11,212,540	$110,867

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	COMMON STOCK - 73.3%
	AEROSPACE/DEFENSE - 1.2%
1,160	B/E Aerospace, Inc.	$53,499
1,808	KLX, Inc. *	58,109
		111,608
	APPAREL - 1.1%
899	Michael Kors Holdings Ltd. *	51,207
2,595	Perry Ellis International, Inc. *	47,774
		98,981
	AUTO MANUFACTURERS - 0.8%
5,373	Ford Motor Co.	72,536

	AUTO PARTS & EQUIPMENT - 0.5%
3,221	American Axle & Manufacturing Holdings, Inc. *	49,571

	BIOTECHNOLOGY - 2.7%
2,075	Acorda Therapeutics, Inc. *	54,884
3,752	Applied Genetic Technologies Corp. *	52,453
184	Biogen, Inc. *	47,899
670	Incyte Corp. *	48,555
8,143	Sinovac Biotech Ltd. *	52,034
		255,825
	BUILDING MATERIALS - 2.5%
3,138	Continental Building Products, Inc. *	58,241
1,878	Gibraltar Industries, Inc. *	53,711
4,223	NCI Building Systems, Inc. *	59,967
4,411	Ply Gem Holdings, Inc. *	61,975
		233,894
	CHEMICALS - 0.6%
494	Terra Nitrogen Co. LP	54,972

	COMMERCIAL SERVICES - 3.3%
995	Insperity, Inc.	51,471
2,772	Kelly Services, Inc.	53,001
2,687	Kforce, Inc	52,612
3,587	PFSweb, Inc. *	47,061
3,512	TriNet Group, Inc. *	50,397
1,955	TrueBlue, Inc. *	51,123
		305,665
	COMPUTERS - 4.0%
507	Apple, Inc.	55,258
5,077	Brocade Communications Systems, Inc.	53,715
5,936	Carbonite, Inc. *	47,310
480	HIS, Inc. *	59,597
8,744	Mitek Systems, Inc. *	57,186
3,920	Silver Spring Networks, Inc. *	57,820
3,326	Vocera Communications, Inc. *	42,407
		373,293
	COSMETICS/PERSONAL CARE - 0.6%
1,892	Coty, Inc.	52,654

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
290	Diamond Hill Investment Group, Inc.	51,434
1,868	Moelis & Co.	52,734
1,314	Nelnet, Inc.	51,732
1,124	Piper Jaffray Cos. *	55,705
		211,605
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
2,012	Insteel Industries, Inc.	61,507
1,851	Powell Industries, Inc.	55,178
		116,685
	ELECTRONICS - 3.1%
1,282	Arrow Electronics, Inc. *	82,574
4,400	Flextronics International Ltd. *	53,064
2,257	Jabil Circuit, Inc.	43,492
1,389	Plexus Corp. *	54,893
7,681	TTM Technologies, Inc. *	51,079
		285,102

Please see accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK (Continued) - 73.3%
	ENERGY-ALTERNATIVE SOURCES - 2.0%
4,234	FutureFuel Corp.	$49,919
5,350	JA Solar Holdings Co. Ltd. * - ADR	46,064
2,054	JinkoSolar Holding Co. Ltd. * - ADR	42,949
4,877	Trina Soldar Ltd. * - ADR	48,477
		187,409
	ENGINEERING & CONSTRUCTION - 1.7%
1,168	EMCOR Group, Inc.	56,765
2,129	Mistrias Group, Inc. *	52,735
1,963	MYR Group, Inc. *	49,291
		158,791
	ENTERTAINMENT - 1.2%
1,647	Carmike Cinemas, Inc. *	49,476
4,145	Isle of Capri Casinos, Inc. *	58,030
		107,506
	FOOD - 1.0%
702	John B Sanfilippo & Son, Inc.	48,501
3,009	Smart & Final Stores, Inc. *	48,746
		97,247
	FOREST PRODUCTS & PAPER - 0.6%
1,122	Clearwater Paper Corp.	54,428

	HEALTHCARE-PRODUCTS - 1.0%
3,807	BioTelemetry, Inc. *	44,466
6,820	OraSure Technologies, Inc. *	49,309
		93,775
	HEALTHCARE-SERVICES - 2.9%
673	HCA Holdings, Inc.	52,528
692	ICON PLC	51,969
745	Magellan Health, Inc. *	50,608
4,911	Select Medical Holdings Corp.	57,999
427	Universal Health Services, Inc.	53,255
		266,359
	HOME BUILDERS - 0.5%
2,762	M/I Homes, Inc. *	51,511

	HOME FURNISHINGS - 0.6%
701	American Woodmark Corp. *	52,288

	HOUSEHOLD PRODUCTS/WARES - 0.6%
3,426	Central Garden & Pet Co. *	55,981

	INSURANCE - 0.5%
1,268	Lincoln National Corp.	49,706

	INTERNET - 3.9%
49	58.com, Inc. * -ADR	2,727
2,475	AVG Technologies NV	51,356
1,449	Criteo SA - ADR	60,018
7,358	E-Commerce China Dangdang, Inc. * - ADR	52,463
16,025	MeetMe, Inc. *	45,511
3,277	Overstock.com, Inc. *	47,123
1,183	Wayfair, Inc. *	51,129
3,008	Weibo Corp. * - ADR	53,994
		364,321
	LODGING - 1.3%
1,759	China Lodging Group Ltd.	67,211
2,284	Diamond Resorts International, Inc. *	55,501
		122,712
	MACHINERY-CONSTRUCTION & MINING - 0.6%
1,399	Oshkosh Corp.	57,177

	MEDIA - 1.1%
1,626	Cablevision Systems Corp.	53,658
1,055	DISH Network Corp. *	48,804
		102,462
	METAL FABRICATE/HARDWARE - 0.6%
1,566	Timken Co.	52,445

	MINING - 0.5%
1,427	Agnico Eagle Mines Ltd.	51,600

Please see accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK (Continued) - 73.3%
	MISCELLANEOUS MANUFACTURING - 1.2%
1,828	Fabrinet *	$59,136
712	Proto Labs, Inc. *	54,888
		114,024
	OFFICE FURNISHINGS - 0.6%
3,110	Interface, Inc.	57,659

	OIL & GAS - 0.5%
1,623	Sabine Royalty Trust	48,041

	OIL & GAS SERVICES - 0.6%
2,587	Rice Midstream Partners LP	53,410

	PACKAGING & CONTAINERS - 1.1%
674	AEP Industries, Inc.	44,484
3,622	Owens-Illinois, Inc. *	57,807
		102,291
	PHARMACEUTICALS - 4.3%
1,492	BioSpecifics Technologies Corp. *	51,951
817	Cardinal Health, Inc.	66,953
1,483	Impax Laboratories, Inc. *	47,486
301	McKesson Corp.	47,332
2,566	Natural Grocers by Vitamin Cottage, Inc. *	54,579
2,226	Omega Protein Corp. *	37,708
3,978	Sagent Pharmaceuticals, Inc. *	48,412
3,288	Supernus Pharmaceuticals, Inc. *	50,142
		404,563
	REAL ESTATE - 1.1%
2,414	Brookfield Property Partners LP	55,957
1,771	CBRE Group, Inc. *	51,040
		106,997
	REITS- 0.5%
2,308	Sabra Health Care REIT, Inc.	46,368

	RETAIL - 7.2%
1,037	AutoNation, Inc. *	48,407
1,456	Chuy’s Holdings, Inc. *	45,237
1,251	Coach, Inc.	50,153
1,338	Dave & Buster’s Entertainment, Inc. *	51,888
2,748	Finish Line, Inc.	57,983
1,335	Five Below, Inc. *	55,189
841	Group 1 Automotive, Inc.	49,358
1,249	Penske Automotive Group, Inc.	47,337
3,497	Potbelly Corp. *	47,594
3,357	Regis Corp. *	50,993
6,604	Rite Aid Corp. *	53,823
1,587	Sally Beauty Holdings, Inc. *	51,387
3,544	Sonic Automotive, Inc.	65,493
		674,842
	SEMICONDUCTORS - 3.4%
937	Analog Devices, Inc.	55,461
2,627	Applied Materials, Inc.	55,640
931	QUALCOMM, Inc.	47,611
1,488	Silicon Motion Technology Corp. - ADR	57,749
2,497	Teradyne, Inc.	53,910
1,051	Xilinx, Inc.	49,849
		320,220
	SOFTWARE - 2.3%
3,468	Cheetah Mobile, Inc. * - ADR	56,632
5,951	Five9, Inc. *	52,904
1,619	InterXion Holding NV *	55,985
1,926	Pegasystems, Inc.	48,882
		214,403
	TELECOMMUNICATIONS - 3.5%
7,681	A10 Networks, Inc. *	45,472
2,653	ADTRAN, Inc.	53,644
1,079	Alcatel-Lucent SA *	3,507
16,184	Extreme Networks, Inc. *	50,332
4,249	Ixia *	52,943
4,508	NeoPhotonics Corp. *	63,292
5,398	Ruckus Wireless, Inc. *	52,954
		322,144

Please see accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COMMON STOCK (Continued) - 73.3%
	TOYS/GAMES/HOBBIES - 0.6%
668	Hasbro, Inc.	$53,507

	TRANSPORTATION - 1.2%
363	FedEx Corp.	59,067
1,833	Saia, Inc. *	51,599
		110,666
	TRUCKING & LEASING - 0.6%
1,972	Greenbrier Cos., Inc.	54,506

	TOTAL COMMON STOCK (Cost - $6,495,533)	6,831,750

Contracts ^
	PURCHASED PUT OPTIONS - 0.4%
31	S&P 500 E-Mini Option	36,813
	Expiration May 2016, Exercise Price $2000
	(Cost - $33,325)

Shares
	SHORT-TERM INVESTMENT - 26.3%
	MONEY MARKET FUND - 26.3%
2,450,979	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.23% **	2,450,979
	(Cost $2,450,979)

	TOTAL INVESTMENTS - 100.0% (Cost - $8,979,837)(a)	$9,319,542
	SECURITIES SOLD SHORT - (33.3)% (Proceeds - $2,981,871)	(3,101,561)
	OTHER ASSETS LESS LIABILITIES - 33.3%	3,108,064
	NET ASSETS - 100.0%	$9,326,045

	SECURITIES SOLD SHORT - (33.3)%
	APPAREL - (0.8)%
4,530	Iconix Brand Group, Inc. *	36,466
5,738	AMAG Pharmaceuticals, Inc. *	36,322
		72,788
	AUTO MANUFACTURERS - (0.5)%
3,702	Navistar International Corp. *	46,349

	BANKS - (0.4)%
5,738	OFG Bancorp	40,109

	BIOTECHNOLOGY - (3.7)%
3,628	Advaxis, Inc. *	32,761
7,138	Avalanche Biotechnologies, Inc. *	36,903
783	Bluebird Bio, Inc. *	33,277
318	Intercept Pharmaceuticals, Inc. *	40,853
5,396	Karyopharm Therapeutics, Inc. *	48,132
5,870	Merrimack Pharmaceuticals, Inc. *	49,132
2,113	NewLink Genetics Corp. *	38,457
4,650	OvaScience, Inc. *	44,129
800	Puma Biotechnology, Inc. *	23,496
		347,140
	CHEMICALS - (0.9)%
1,844	Axiall Corp.	40,273
4,916	Platform Specialty Products Corp.	42,278
		82,551
	COAL - (0.8)%
3,674	CONSOL Energy, Inc.	41,479
4,090	Westmorland Coal Co. *	29,489
		70,968
	CLOSED-END FUND - (0.5)%
5,210	Kayne Anderson Energy Total Return Fund, Inc.	42,409

	COMMERCIAL SERVICES - (0.4)%
1,440	Avis Budget Group, Inc. *	39,398

	COMPUTERS - (1.0)%
3,068	3D Systems Corp. *	47,462
1,664	Stratasys Ltd. *	43,131
		90,593
	DISTRIBUTION WHOLESALE - (0.5)%
2,602	H & E Equipment Services, Inc.	45,613

Please see accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	SECURITIES SOLD SHORT (Continued) - (33.3)%
	DIVERSIFIED FINANCIAL SERVICES - (2.6)%
1,450	Encore Capital Group, Inc. *	$37,323
5,972	Enova International, Inc. *	37,683
1,444	OneMain Holdings, Inc. *	39,609
3,668	PHH Corp. *	45,997
1,506	PRA Group, Inc. *	44,261
1,038	World Acceptance Corp. *	39,361
		244,234
	ELECTRIC - (0.4)%
3,080	NRG Energy, Inc.	40,071

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.9)%
3,868	General Cable Corp.	47,228
1,602	SunPower Corp. *	35,789
		83,017
	ELECTRONICS - (1.3)%
1,542	American Science & Engineering, Inc.	42,698
2,792	GoPro, Inc. *	33,392
3,142	Knowles Corp. *	41,412
		117,502
	ENERGY-ALTERNATE SOURCES - (0.4)%
3,994	TerraForm Power, Inc.	34,548

	ENTERTAINMENT - (0.3)%
2,462	Eros International PLC	28,338

	FOREST PRODUCTS & PAPER - (0.5)%
8,288	Resolute Forest Products, Inc. *	45,667

	HEALTHCARE-SERVICES - (0.5)%
813	Adeptus Health, Inc. *	45,154

	INTERNET - (1.5)%
326	LinkedIn Corp. *	37,278
3,715	Pandora Media, Inc. *	33,249
9,977	Rocket Fuel, Inc. *	31,428
7,412	VirnetX Holding Corp. *	34,021
		135,976
	IRON/STEEL - (0.9)%
10,654	AK Steel Holding Corp. *	44,001
2,692	Allegheny Technologies, Inc.	43,880
		87,881
	LEISURE TIME - (0.4)%
2,140	Artic Cat, Inc.	35,952

	MACHINERY-CONSTRUCTION & MINING - (0.5)%
2,646	Joy Global, Inc.	42,521

	MACHINERY-DIVERSIFIED - (0.4)%
2,250	DXP Enterprises, Inc. *	39,510

	MINING - (0.8)%
4,716	Century Aluminum Co. *	33,248
4,174	Freeport-McMoRan, Inc.	43,159
		76,407
	MISCELLANEOUS MANUFACTURING - (0.5)%
3,764	LSB Industries, Inc. *	47,991

	OIL & GAS - (2.7)%
930	Apache Corp.	45,393
7,680	Bill Barrett Corp. *	47,770
9,644	Northern Oil and Gad, Inc. *	38,480
1,522	SM Energy Co.	28,522
5,276	Southwestern Energy Co.	42,577
6,200	Whiting Petroleum Corp. *	49,476
		252,218
	OIL & GAS SERVICES - (2.1)%
2,328	Bristow Group, Inc.	44,046
1,898	CARBO Ceramics, Inc.	26,952
5,142	Flotek Industries, Inc. *	37,691
3,028	Superior Energy Services, Inc.	40,545
1,422	Targa Resources Corp.	42,461
		191,695

Please see accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	SECURITIES SOLD SHORT (Continued) - (33.3)%
	PHARMACEUTICALS - (1.3)%
5,506	Amicus Therapeutics, Inc. *	$46,526
8,450	Keryx Biopharmaceuticals, Inc. *	39,461
4,432	TG Therapeutics, Inc. *	37,761
		123,748
	PIPELINES- (0.9)%
1,487	MPLX LP	44,149
5,559	NGL Energy Partners LP	41,804
		85,953
	REIT - (0.4)%
1,610	CorEnergy Infrastructure Trust, Inc.	32,377

	RETAIL - (1.4)%
3,334	Lumber Liquidators Holdings, Inc. *	43,742
962	Restoration Hardware Holdings, Inc. *	40,308
5,498	Stage Stores, Inc.	44,314
		128,364
	RIGHTS - (0.2)%
5,738	Vince Holding Corp., Expiration April 14, 2016, Exercise Price $1.76	1,520

	SEMICONDUCTORS - (0.4)%
6,580	Lattice Semiconductor Corp. *	37,374

	SOFTWARE - (0.3)%
2,409	PROS Holdings, Inc. *	28,402

	TOYS/GAMES/HOBBIES - (0.4)%
5,114	JAKKS Pacific, Inc. *	38,048

	TRANSPORTATION - (1.3)%
3,840	Hornbeck Offshore Services, Inc. *	38,131
5,254	YRC Worldwide, Inc. *	35,885
4,664	Textainer Group Holdings Ltd.	43,468
		117,484
	TRUCKING & LEASING - (0.5)%
2,692	TAL International Group, Inc.	41,564
2,704	Textainer Group Holdings Ltd.	40,127
		81,691

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,981,871)	3,101,561

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

*	Non income producing security.

^	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short is $5,997,966 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$556,329
Unrealized depreciation:	(336,314)
Net unrealized appreciation	$220,015

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - (0.0)%
31	S&P 500 E-Mini Future June 2016	$3,179,825	$525
3	S&P Mid 400 E-Mini Future June 2016	432,360	(1,050)
		3,612,185	(525)

Please see accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund (a)
ASSETS
Investment securities:
At cost	$120,809,029	$8,979,837
At value	$123,205,769	$9,319,542
Receivable for Fund shares sold	779,857	—
Deposits for futures contracts	753,266	112,658
Dividends and Interest receivable	206,234	1,469
Cash	138,533	9,410
Unrealized appreciation on futures contracts	110,867	—
Cash held at broker	—	3,151,972
Receivable due from Advisor	—	2,001
Prepaid expenses and other assets	48,817	2,595
TOTAL ASSETS	125,243,343	12,599,647

LIABILITIES
Investment advisory fees payable	127,611	—
Distribution (12b-1) fees payable	13,740	2,252
Payable for Fund shares redeemed	11,105	—
Payable to related parties	719	10,104
Payable for investments purchased	—	151,993
Securities sold short (Proceeds $0, $2,981,871, respectively)	—	3,101,561
Payable for dividends on securities sold short	—	666
Unrealized depreciation on futures contracts	—	525
Accrued expenses and other liabilities	7,223	6,501
TOTAL LIABILITIES	160,398	3,273,602
NET ASSETS	$125,082,945	$9,326,045

NET ASSETS CONSIST OF:
Paid in capital	$121,371,625	$9,835,791
Undistributed net investment income (loss)	193,704	(34,199)
Accumulated net realized gain (loss) from security transactions	1,010,009	(695,037)
Net unrealized appreciation on investments	2,507,607	219,490
NET ASSETS	$125,082,945	$9,326,045

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$31,082,464	$1,748,795
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,995,103	130,107
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.38	$13.44
Maximum offering price per share (maximum sales charge of 4.50% and 5.75%, respectively) (b)	$10.87	$14.26

Class C Shares :
Net Assets	$9,209,397	$2,412,278
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	892,849	179,976
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (b)	$10.31	$13.40

Class I Shares:
Net Assets	$84,791,084	$5,164,972
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,156,730	384,020
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (b)	$10.40	$13.45

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2016

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund (a)
INVESTMENT INCOME
Dividends	$611,094	$17,640
Interest	431,477	854
TOTAL INVESTMENT INCOME	1,042,571	18,494

EXPENSES
Investment advisory fees	584,754	23,201
Distribution (12b-1) fees:
Class A	24,464	804
Unrealized appreciation on futures contracts	32,846	3,536
Administrative services fees	30,523	3,110
Transfer agent fees	20,999	11,380
Accounting services fees	17,122	8,339
Non 12b-1 shareholder servicing fees	15,000	3,251
Registration fees	12,382	813
Legal fees	9,999	6,502
Printing and postage expenses	9,999	6,502
Compliance officer fees	7,730	3,126
Audit fees	7,499	5,911
Trustees’ fees and expenses	6,000	3,902
Payable to related parties	3,754	1,950
Insurance expense	2,669	1,126
Interest expense	—	9,456
Dividends on securities sold short	—	5,889
Other expenses	2,500	1,626
TOTAL EXPENSES	788,240	100,424

Less: Fees (waived or reimbursed)/recaptured by the Advisor	60,627	(47,731)
TOTAL NET EXPENSES	848,867	52,693

NET INVESTMENT INCOME	193,704	(34,199)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	924,853	8,920
Net realized gain (loss) on futures contracts	166,093	(57,082)
Net realized gain (loss) on options purchased	76,467	(55,388)
Net realized gain on options written	1,897	1,399
Net realized loss on securities sold short	—	(592,886)
Net change in unrealized appreciation on investments	2,060,181	336,217
Net change in unrealized appreciation (depreciation) on futures contracts	69,972	(525)
Net change in unrealized appreciation on options purchased	—	3,488
Net change in unrealized depreciation on securities sold short	—	(119,690)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,299,463	(475,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,493,167	$(509,746)

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$193,704	$386,425
Net realized gain (loss) on investments, futures contracts and options	1,169,310	(159,301)
Net change in unrealized appreciation on investments and futures contracts	2,130,153	377,454
Net increase in net assets resulting from operations	3,493,167	604,578

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(42,748)
Class C	—	(7,371)
Class I	—	(336,306)

From return of capital:
Class A	—	(9,580)
Class C	—	(1,180)
Class I	—	(47,942)
Net decrease in net assets resulting from distributions to shareholders	—	(445,127)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,833,831	13,015,227
Class C	5,127,683	4,052,406
Class I	35,014,763	58,047,963
Net asset value of shares issued in reinvestment of distributions:
Class A	—	51,175
Class C	—	6,907
Class I	—	372,556
Redemption fee proceeds:
Class A	173	3
Class C	—	1
Class I	144	31
Payments for shares redeemed:
Class A	(2,134,635)	(582,806)
Class C	(212,782)	(11,303)
Class I	(7,974,471)	(3,176,539)
Net increase in net assets from shares of beneficial interest	49,654,706	71,775,621

TOTAL INCREASE IN NET ASSETS	53,147,873	71,935,072

NET ASSETS
Beginning of Period	71,935,072	—
End of Period*	$125,082,945	$71,935,072
* Includes undistributed net investment income of:	$193,704	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,969,303	1,289,651
Shares Reinvested	—	5,065
Shares Redeemed	(211,080)	(57,836)
Net increase in shares of beneficial interest outstanding	1,758,223	1,236,880

Class C:
Shares Sold	511,879	402,784
Shares Reinvested	—	685
Shares Redeemed	(21,372)	(1,127)
Net increase in shares of beneficial interest outstanding	490,507	402,342

Class I:
Shares Sold	3,472,592	5,765,565
Shares Reinvested	—	36,835
Shares Redeemed	(803,755)	(314,507)
Net increase in shares of beneficial interest outstanding	2,668,837	5,487,893

(a)	The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2016 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(34,199)
Net realized loss on investments, futures contracts, options and securities sold short	(695,037)
Net change in unrealized appreciation on investments, futures contracts, options purchased and securities sold short	219,490
Net decrease in net assets resulting from operations	(509,746)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,846,547
Class C	2,476,663
Class I	5,654,605
Payments for shares redeemed:
Class A	(40,247)
Class I	(101,777)
Net increase in net assets from shares of beneficial interest	9,835,791

TOTAL INCREASE IN NET ASSETS	9,326,045

NET ASSETS
Beginning of Period	—
End of Period*	$9,326,045
* Includes undistributed net investment loss of:	$(34,199)

SHARE ACTIVITY
Class A:
Shares Sold	133,012
Shares Redeemed	(2,905)
Net increase in shares of beneficial interest outstanding	130,107

Class C:
Shares Sold	179,976
Net increase in shares of beneficial interest outstanding	179,976

Class I:
Shares Sold	391,711
Shares Redeemed	(7,691)
Net increase in shares of beneficial interest outstanding	384,020

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015 (1)
Net asset value, beginning of period	$10.09	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.07
Net realized and unrealized
Unrealized appreciation on futures contracts	0.26	0.15
Total from investment operations	0.29	0.22

Paid-in-capital from redemption fees (3)	0.00	0.00

Less distributions from:
Net investment income	—	(0.12)
Return of capital	—	(0.01)
Total distributions	—	(0.13)

Net Payable to related parties	$10.38	$10.09

Total return (4,5)	2.87%	2.20%

Net assets, at end of period (000’s)	$31,082	$12,479

Ratio of gross expenses to average net assets before waiver/recapture (6,7,8)	1.80%	2.18%
Ratio of net expenses to average net assets after waiver/recapture (6,8)	1.87%	2.00%
Ratio of net investment income before waiver/recapture to average net assets (6,8,9)	0.58%	0.67%
Ratio of net investment income after waiver/recapture to average net assets (6,8,9)	0.51%	0.85%
Portfolio Turnover Rate (5)	109%	211%

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015 (1)
Net asset value, beginning of period	$10.06	$10.00

Activity from investment operations:
Net investment (loss) (2)	(0.02)	(0.03)
Net realized and unrealized
Unrealized appreciation on futures contracts	0.27	0.21
Total from investment operations	0.25	0.18

Paid-in-capital from redemption fees	—	0.00 (3)

Less distributions from:
Net investment income	—	(0.11)
Return of capital	—	(0.01)
Total distributions	—	(0.12)

Net asset value, end of period	$10.31	$10.06

Total return (4,5)	4.25%	1.72%

Net assets, at end of period (000’s)	$9,209	$4,049

Ratio of gross expenses to average net assets before waiver/recapture (6,7,8)	2.55%	2.91%
Ratio of net expenses to average net assets after waiver/recapture (6,8)	2.62%	2.75%
Ratio of net investment loss before waiver/recapture to average net assets (6,8,9)	(0.26)%	(0.48)%
Ratio of net investment loss after waiver/recapture to average net assets (6,8,9)	(0.33)%	(0.32)%
Portfolio Turnover Rate (5)	109%	211%

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015 (1)
Net asset value, beginning of period	$10.10	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.13
Net realized and unrealized
Unrealized appreciation on futures contracts	0.27	0.11
Total from investment operations	0.30	0.24

Paid-in-capital from redemption fees (3)	0.00	0.00

Less distributions from:
Net investment income	—	(0.13)
Return of capital	—	(0.01)
Total distributions	—	(0.14)

Net asset value, end of period	$10.40	$10.10

Total return (4,5)	4.63%	2.38%

Net assets, at end of period (000s)	$84,791	$55,407

Ratio of gross expenses to average before waiver/recapture net assets (6,7,8)	1.56%	2.07%
Ratio of net expenses to average after waiver/recapture net assets (6,8)	1.75%	1.75%
Ratio of net investment income before waiver/recapture to average net assets (6,8,9)	0.64%	1.25%
Ratio of net investment income after waiver/recapture to average net assets (6,8,9)	0.45%	1.57%
Portfolio Turnover Rate (5)	109%	211%

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	March 31, 2016 (1)	March 31, 2016 (1)	March 31, 2016 (1)
Net asset value, beginning of period	$15.00	$15.00	$15.00

Activity from investment operations:
Net investment loss (2)	(0.05)	(0.09)	(0.04)
Net realized and unrealized
Unrealized appreciation on futures contracts	(1.51)	(1.51)	(1.51)
Total from investment operations	(1.56)	(1.60)	(1.55)

Net asset value, end of period	$13.44	$13.40	$13.45

Total return (3,4)	(9.07)%	(9.28)%	(9.06)%

Net assets, at end of period (000s) (4)	$1,749	$2,412	$5,165

Ratio of gross expenses to average net assets (5,6,7)	5.27%	5.45%	5.32%
Ratio of net expenses to average net assets (5,6,8)	2.87%	3.69%	2.51%
Ratio of net investment loss before waiver to average net assets (5,6,9)	(4.23)%	(4.51)%	(4.34)%
Ratio of net investment loss to average net assets (5,6,9)	(1.83)%	(2.75)%	(1.53)%
Portfolio Turnover Rate (4)	29%	29%	29%

(1) The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 4.40%, 4.51% and 4.56% for Class A, Class C and Class I, respectively.

(8)	Excluding interest expense and dividends on securities sold short, the ratio of net expenses to average net assets would have been 2.00%, 2.75% and 1.75% for Class A, Class C and Class I, respectively.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation. The investment objective of the Counterpoint Tactical Equity Fund is to seek capital appreciation and preservation.

The Funds each offer three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A shares of the Counterpoint Tactical Income Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,365,194	$—	$—	$5,365,194
Mutual Funds	111,275,361	—	—	111,275,361
Long Futures Contracts	110,867	—	—	110,867
Short-Term Investments	6,565,214	—	—	6,565,214
Total	$123,316,636	$—	$—	$123,316,636

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,831,750	$—	$—	$6,831,750
Purchased Put Options	36,813	—	—	36,813
Short-Term Investments	2,450,979	—	—	2,450,979
Total	$9,319,542	$—	$—	$9,319,542
Liabilities *
Long Futures Contracts	$525	$—	$—	$525
Securities Sold Short	3,101,561	—	—	3,101,561
Total	$3,102,086	$—	$—	$3,102,086

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Funds sell a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security, the Funds will incur a loss, unlimited in size. Conversely, if the price declines, the Funds will realize a gain, limited to the price at which the Funds sold the security short. Certain cash and securities are held as collateral.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Counterpoint Tactical Income Fund’s 2015 tax returns or expected to be taken by the Funds in their 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of the Funds’ average daily net assets. For the period ended March 31, 2016, the Advisor earned advisory fees of $584,754 and $23,201 for the Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2018, to the extent necessary so that the total operating expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. The Advisor recaptured $60,627 of prior waived fees of the Counterpoint Tactical Income Fund during the six months ended March 31, 2016. For the six months ended March 31, 2016, the total remaining amount of expenses reimbursed subject to recapture was $20,215 for the Counterpoint Tactical Income Fund, which will expire on September 30, 2018. During the period ended March 31, 2016, the Advisor waived $47,731 in advisory fees for the Counterpoint Tactical Equity Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2016, the Counterpoint Tactical Income Fund incurred distribution fees of $24,464 and $32,846 for Class A and Class C shares, respectively. For the period ended March 31, 2016, the Counterpoint Tactical Equity Fund incurred distribution fees of $804 and $3,536 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31 2016, the Distributor received $12,109 in underwriting commissions for sales of Class A shares of the of which $1,603 was retained by the principal underwriter or other affiliated broker-dealers of the Counterpoint Tactical Income Fund. During the period ended March 31, 2016, the Distributor did not receive any underwriter commissions for the Counterpoint Tactical Equity Fund.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $138,011,755 and $88,992,729, respectively, for the Counterpoint Tactical Income Fund, and $4,983,094 and $880,903, respectively, for the Counterpoint Tactical Equity Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2016.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Credit exposure contracts/Credit risk	Unrealized appreciation on futures contracts	$52,984
Fixed Income contracts/Interest rate risk	Unrealized appreciation on futures contracts	57,883
	Net unrealized appreciation on futures contracts	$110,867

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	$(525)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2016.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	App/(Dep)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Credit exposure contracts/Credit risk	$86,764	$54,516

Fixed income contracts/Interest rate risk	79,329	15,456
	$166,093	$69,972

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	App/(Dep)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Equity Contracts/Equity Price Risk	$(59,708)	$(525)

Fixed income contracts/Interest rate risk	2,626	—
	$(57,082)	$(525)

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Counterpoint Tactical Income Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	On Options Purchased
Fixed Income Contracts/Interest rate risk	$76,467	$—

Counterpoint Tactical Equity Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(54,696)	$3,488

Fixed Income Contracts/Interest rate risk	(692)	—
	$(55,388)	$3,488

Counterpoint Tactical Income Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	On Options Written
Fixed Income Contracts/Interest rate risk	$1,897	$—

Counterpoint Tactical Equity Fund

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	On Options Written
Equity Contracts/Equity Price Risk	$1,399	$—

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written for the Counterpoint Tactical Income Fund during the six months ended March 31, 2016 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options Written	20	2,232
Options closed	(10)	(335)
Options exercised	—	—
Options expired	(10)	(1,897)
Outstanding at End of Period	—	$—

Transactions in option contracts written for the Counterpoint Tactical Equity Fund during the period ended March 31, 2016 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options Written	272	15,587
Options closed	(263)	(13,571)
Options exercised	—	—
Options expired	(9)	(2,016)
Outstanding at End of Period	—	$—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

During the period ended March 31, 2016, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2016 for the Fund.

Counterpoint Tactical Income Fund

				Net Amounts of	Financial	Cash		Net
	Gross Amounts of		Gross Amounts of	Assets Presented in the	Instruments	Collateral		Amount
Description	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Futures Contracts	$110,867	(1)	$—	$110,867	$—	$110,867	(2)	$—

Counterpoint Tactical Equity Fund

					Net Amounts of	Financial	Cash		Net
	Gross Amounts of		Gross Amounts of		Assets Presented in the	Instruments	Collateral		Amount
Description	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Futures Contracts	$525	(1)	$(1,050)		$(525)	$—	$525	(2)	$—
Securities Sold Short	—		(3,101,561	) (1)	(3,101,561)	—	3,101,561	(2)	—
	$525		$(3,102,611)		$(3,102,086)	$—	$3,102,086		$—

(1)	Futures contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative balance and, accordingly, does not include excess collateral pledged.

6.	REDEMPTION FEES

The Counterpoint Tactical Income Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended March 31, 2016, the Fund assessed $173, $0, and $144 in redemption fees for Class A, C and I shares, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Counterpoint Tactical Income Fund distributions paid for the period ended September 30, 2015 was as follows:

Fiscal Year Ended
September 30, 2015
Ordinary Income	$386,425
Return of Capital	58,702
$445,127

As of September 30, 2015, the Counterpoint Tactical Income Fund components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(116,874)	$—	$—	$335,027	$218,153

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the mark-to-market on open 1,256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Counterpoint Tactical Income Fund incurred and elected to defer such capital losses of $116,874.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2016, TD Ameritrade, Inc. held 37.89% of the voting securities of the Counterpoint Tactical Income Fund for the benefit of others. As of March 31, 2016, NFS LCC, held 46.87% of the voting securities of the Counterpoint Tactical Equity Fund for the benefit of others.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Equity Fund currently invests a portion of its assets in the BlackRock Liquidity Funds Treasury Trust Portfolio (the “BlackRock Portfolio”). The Counterpoint Tactical Equity Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Counterpoint Tactical Equity Fund and its shareholders to do so. The performance of the Counterpoint Tactical Equity Fund may be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint Tactical Equity Fund’s financial statements. As of March 31, 2016, the percentage of the Fund’s net assets invested in the BlackRock Portfolio was 26.30%.

10.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16*	10/1/15 – 3/31/16*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,028.70	$9.48	1.87%
Class C	$1,000.00	$1,024.90	$13.26	2.62%
Class I	$1,000.00	$1,029.70	$8.88	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	11/30/15	3/31/16	11/30/15 – 3/31/16**	11/30/15 – 3/31/16**
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$909.30	$6.42	2.00%
Class C	$1,000.00	$907.20	$8.81	2.75%
Class I	$1,000.00	$909.40	$5.61	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)***	10/1/15	3/31/16	10/1/15 – 3/31/16*	10/1/15 – 3/31/16*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,015.65	$9.42	1.87%
Class C	$1,000.00	$1,011.90	$13.18	2.62%
Class I	$1,000.00	$1,016.25	$8.82	1.75%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.04	$10.08	2.00%
Class C	$1,000.00	$1,011.28	$13.83	2.75%
Class I	$1,000.00	$1,016.29	$8.82	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (123) divided by the number of days in the fiscal year (366).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended 3/31/2016.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2016

Approval of Advisory Agreement – Counterpoint Tactical Equity Fund *

In connection with a meeting held on August 26th and 27th, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Counterpoint Mutual Funds, LLC (“CMF”), and the Trust, with respect to the Counterpoint Tactical Equity Fund (“Counterpoint TE” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to Counterpoint TE and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and noted that the investment team has extensive financial industry experience with quantitative strategy design, implementation, and the creation of financial solutions for small business owners, in addition to having one team member actively involved in academia. The Board expressed satisfaction with the investment personnel’s education, knowledge of modern portfolio theory, as well as career accomplishments. The Board reviewed CMF’s investment process, noting that CMF will manage the portfolio utilizing quantitative models based on research related to economic indicators. The Board expressed satisfaction with CMF’s risk management approach, noting that its models are updated and adaptable to market changes and that the adviser plans to manage the portfolio in a manner that reduces volatility. The Board noted that while CMF is still relatively new, it has not had any compliance issues since its establishment. The Trustees agreed that CMF has shown to be capable through its management of Counterpoint, a separate series of the Trust. The Board concluded that CMF has the potential to provide high quality service to the Fund and its shareholders.

Performance. The Board reviewed the results of the Counterpoint Industry Momentum strategy (“QIM”), which, like the Fund’s proposed strategy, is a quantitative strategy, but has higher turnover and is not as diversified as is expected for the Fund’s strategy. The Board noted that QIM returned 2.5% over the last year and 4.2% since its inception in 2012, which underperformed its blended benchmark’s (45% Russell 2000 Index/55% Barclay Short Term Treasury 1-3 Month Index) return over each period, although only slightly for the one year period. The Board recognized that this underperformance was driven primarily by the costs related to the strategy’s high turnover, which will not be present in the Fund’s strategy. Further, the Trustees noted that historical modeling (through backtesting) of the Fund’s strategy has shown returns that significantly outperform the S&P 500 over the long term, indicating that the model appears to be designed to provide adequate performance. While taking into consideration that these results were hypothetical and not necessarily indicative of future performance, the Board concluded that CMF has the potential to provide reasonable performance for the Fund and its shareholders.

Fees & Expenses. The Board considered that CMF proposed an annual advisory fee of 1.25%, which was lower than the peer group average fee and in line with the Morningstar Long/Short Equity category average. The Board observed that the Fund’s expected expense ratio of 1.75% is lower than the peer group average and Morningstar average. The Board concluded that in consideration that the proposed fee levels are lower or similar to the peer averages, in addition to the fact that the Fund will be actively managed and tactical in nature, the proposed advisory fee is reasonable.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreement and long term projections were speculative. The Board noted that CMF’s representatives agreed to evaluate the implementation of breakpoints as the Fund grows and CMF achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by CMF in connection with the operation of Counterpoint TE and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that CMF anticipates making a profit in terms of actual dollars, and percentage of revenues, from its relationship with the Fund during the initial two year term of the Advisory Agreement. The Board further noted that the Fund’s two portfolio managers had agreed to what the advisor asserted were below market rates of compensation during the first year to allow the adviser to commit the necessary resources to its management of the Fund. The Board was satisfied that CMF’s anticipated profitability level associated with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from CMF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Counterpoint TE.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer

Date 6/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer

Date 6/6/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 6/6/16